Operating Segments (Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Sales	$ 6,841	$ 7,536	$ 10,015
Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	8,556	9,526	13,188
Israel [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	3,118	3,595	5,611
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	2,123	2,332	2,809
Europe [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	2,368	2,610	3,361
Asia Region [Member]
Disclosure of geographical areas [Line Items]
Sales	1,664	1,744	2,743
Asia Region [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	802	788	1,123
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,353	1,665	2,315
South America [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,213	1,482	1,994
North America Region Member
Disclosure of geographical areas [Line Items]
Sales	1,267	1,351	1,577
North America Region Member | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,000	999	1,038
Others Region Member
Disclosure of geographical areas [Line Items]
Sales	434	444	571
Others Region Member | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	55	52	61
Intercompany sales [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (1,715)	$ (1,990)	$ (3,173)